Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 09, 2019
C000213732
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index ETF
Account Value	$ 27,223	$ 24,731	$ 18,922	$ 14,809	$ 19,210	$ 12,111	$ 10,000
C000213733
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index ETF
Account Value	$ 22,242	20,130	15,916	13,953	16,047	10,078	10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 30,910	26,622	20,358	15,292	19,205	13,304	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,255	20,193	16,212	13,556	15,166	10,772	10,000
HCM Defender 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index
Account Value	$ 28,140	25,588	19,632	15,127	18,158	12,542	10,000
HCM Defender 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index
Account Value	$ 20,431	$ 18,243	$ 15,084	$ 13,307	$ 15,005	$ 10,559	$ 10,000